Investment securities and fair value disclosure- Cost to fair value (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Held-to-maturity securities
Original cost	¥ 10,760,000,000	¥ 1,384,000,000
Provision for decline in value	(7,000,000)
Fair value	10,753,000,000	1,384,000,000
Convertible bond accounted for under the fair value option
Cost of convertible bond accounted for under the fair value option	4,256,000,000	3,983,000,000
Gross unrealized gains	366,000,000	150,000,000
Gross unrealized losses		(414,000,000)
Fair value of convertible bond accounted for under the fair value option	4,622,000,000	3,719,000,000
Total investment securities
Original cost	28,370,000,000	14,517,000,000
Gross unrealized gains	6,707,000,000	4,671,000,000
Gross unrealized losses	(543,000,000)	(919,000,000)
Provision for decline in value	(964,000,000)
Fair value	33,570,000,000	18,269,000,000
Gross realized gain	1,012,000,000	141,000,000	¥ 148,000,000
Gross realized loss	410,000,000	97,000,000	160,000,000
Impairment loss charged as a result of other than temporary decline in value	962,000,000	0	0
Net unrealized gains on available-for-sale investment securities recorded in accumulated other comprehensive income	5,502,000,000	3,384,000,000	¥ 299,000,000
Aggregate fair values of investment securities in continuous unrealized loss position	1,751,000,000	4,929,000,000
Listed equity securities
Trading securities
Original cost	646,000,000	619,000,000
Gross unrealized gains	230,000,000	115,000,000
Gross unrealized losses	(105,000,000)	(58,000,000)
Fair value	771,000,000	676,000,000
Financial derivatives
Trading securities
Original cost	7,000,000	86,000,000
Gross unrealized gains	171,000,000	532,000,000
Gross unrealized losses		(1,000,000)
Fair value	178,000,000	617,000,000
Listed equity securities and other treasury investments
Available-for-sale securities
Original cost	12,701,000,000	8,261,000,000
Gross unrealized gains	5,940,000,000	3,822,000,000
Gross unrealized losses	(438,000,000)	(446,000,000)
Provision for decline in value	(957,000,000)
Fair value	¥ 17,246,000,000	11,637,000,000
Equity fund
Available-for-sale securities
Original cost		184,000,000
Gross unrealized gains		52,000,000
Fair value		¥ 236,000,000